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                                  CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

1. This filing is made on behalf of Janus Aspen Series. Registrant's 1933 Act No. is 33-63212 and Registrant's 1940 Act No. is 811-7736.

2. There are no changes to the Prospectuses, the Combined Institutional Shares Statement of Additional Information ("SAI"), Combined Service II Shares SAI, and Money Market Portfolio -- Institutional Shares SAI from the forms of the Prospectuses, the Combined Institutional Shares SAI, Combined Service II Shares SAI, and Money Market Portfolio -- Institutional Shares SAI that were filed in Post-Effective Amendment No. 41 ("PEA No. 41") on May 1, 2006, pursuant to Rule 485(b) of the 1933 Act for the following portfolios:

         Balanced Portfolio                       Large Cap Growth Portfolio
         -- Institutional Shares                  -- Institutional Shares
         -- Service Shares                        -- Service Shares

         Flexible Bond Portfolio                  Mid Cap Growth Portfolio
         -- Institutional Shares                  -- Institutional Shares
         -- Service Shares                        -- Service Shares

         Foreign Stock Portfolio                  Mid Cap Value Portfolio
         -- Service Shares                        -- Institutional Shares
                                                  -- Service Shares
         Forty Portfolio
         -- Institutional Shares                  Money Market Portfolio
         -- Service Shares                        -- Institutional Shares

         Fundamental Equity Portfolio             Risk-Managed Core Portfolio
         -- Institutional Shares                  -- Service Shares
         -- Service Shares
                                                  Risk-Managed Growth Portfolio
         Global Life Sciences Portfolio           -- Service Shares
         -- Institutional Shares
         -- Service Shares                        Small Company Value Portfolio
                                                  -- Service Shares
         Global Technology Portfolio
         -- Institutional Shares                  Worldwide Growth Portfolio
         -- Service Shares                        -- Institutional Shares
         -- Service II Shares                     -- Service Shares
                                                  -- Service II Shares
         Growth and Income Portfolio
         -- Institutional Shares
         -- Service Shares

         International Growth Portfolio
         -- Institutional Shares
         -- Service Shares
         -- Service II Shares



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3.  The text of PEA No. 41 has been filed electronically.

DATED: May 3, 2006

                                         JANUS ASPEN SERIES
                                         on behalf of the Portfolios


                                         By: /s/ Stephanie Grauerholz-Lofton
                                             ---------------------------------
                                             Stephanie Grauerholz-Lofton, Esq.
                                             Vice President